Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Year Ended December 31,
	2018	2017	2016
	(In millions, except per share amounts)
Numerator:
Net income	$2,057	$1,795	$1,401
Denominator:
Weighted average shares of common stock - basic	1,184	1,203	1,210
Dilutive effect of equity incentive awards	19	18	8
Weighted average shares of common stock - diluted	1,203	1,221	1,218
Net income per share:
Basic	$1.74	$1.49	$1.16
Diluted	$1.71	$1.47	$1.15
Common stock equivalents excluded from income per diluted share because their effect would have been anti-dilutive	1	2	8